Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth information regarding the Company’s performance and the “compensation actually paid” to our named executive officers, as calculated in accordance with SEC disclosure rules applicable to smaller reporting companies:

Year (1)	Summary Compensation Table Total for PEO, AnhCo Nguyen ($)(2)	Summary Compensation Table Total for PEO, Pascal Touchon ($)(2)	Compensation Actually Paid to PEO, AnhCo Nguyen ($)(3)	Compensation Actually Paid to PEO, Pascal Touchon ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Income (Loss) ($)
2025	1,068,069	N/A	1,101,370	N/A	1,042,367	789,045	22.06	32,688,000
2024	1,573,716	1,722,332	1,586,926	1,324,121	872,371	757,065	3.38	(85,403,000)
2023	N/A	4,375,125	N/A	557,312	2,294,922	535,339	3.25	(276,126,000)

(1) Dr. Touchon served as the Company’s principal executive officer (“PEO”) for the entirety of 2023 and until his separation from service in September 2024, and Dr. Nguyen served as the Company's PEO thereafter in 2024 and for the entirety of 2025. The Company’s other named executive officers (“NEOs”) for the applicable years were as follows:

- 2025: Eric Hyllengren

- 2024: Amar Murugan, Jill Henrich, and Eric Hyllengren

- 2023: AnhCo Nguyen, Ph.D.; and Amar Murugan

(2) Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for 2023 and 2024 in the case of Dr. Touchon and 2024 and 2025 in the case of Dr. Nguyen, and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s named executive officers for the applicable year other than the principal executive officer for such years (including Dr. Nguyen for 2023).

(3) To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Drs. Touchon and Nguyen and for the average of the other named executive officers is set forth following the footnotes to this table.

(4) Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2022. Historic stock price performance is not necessarily indicative of future stock price performance.

Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($)(1)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(2)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(3)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(4)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(5)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(6)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(7)	Equals Compensation Actually Paid ($)
AnhCo Nguyen, Ph.D.
2025	1,068,069	---	---	166,076	---	(132,775)	---	1,101,370
2024	1,573,716	(781,650)	809,208	11,551	25,861	(51,760)	---	1,586,926
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Pascal Touchon, D.V.M.
2025	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2024	1,722,332	(716,800)	425,920	(52,526)	32,145	(86,950)	---	1,324,121
2023	4,375,125	(3,330,496)	224,635	(753,498)	297,228	(275,682)	---	557,312
Other Named Executive Officers (Average) (8)
2025	1,042,367	(250,949)	---	---	32,388	(34,761)	---	789,045
2024	872,371	(261,333)	155,283	3,088	17,880	(30,224)	---	757,065
2023	2,294,922	(1,587,499)	116,608	(331,191)	141,674	(99,175)	---	535,339

(1) Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other named executive officers, amounts shown represent averages.

(2) Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(3) Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(4) Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(5) Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(6) Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(7) Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(8) See footnote 1 under the Pay Versus Performance table on the previous page for the named executive officers included in the average for each year.

Company Selected Measure Name			Net Income (Loss)
Named Executive Officers, Footnote	Dr. Touchon served as the Company’s principal executive officer (“PEO”) for the entirety of 2023 and until his separation from service in September 2024, and Dr. Nguyen served as the Company's PEO thereafter in 2024 and for the entirety of 2025. The Company’s other named executive officers (“NEOs”) for the applicable years were as follows:

- 2025: Eric Hyllengren

- 2024: Amar Murugan, Jill Henrich, and Eric Hyllengren

- 2023: AnhCo Nguyen, Ph.D.; and Amar Murugan

Adjustment To PEO Compensation, Footnote

Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($)(1)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(2)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(3)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(4)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(5)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(6)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(7)	Equals Compensation Actually Paid ($)
AnhCo Nguyen, Ph.D.
2025	1,068,069	---	---	166,076	---	(132,775)	---	1,101,370
2024	1,573,716	(781,650)	809,208	11,551	25,861	(51,760)	---	1,586,926
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Pascal Touchon, D.V.M.
2025	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2024	1,722,332	(716,800)	425,920	(52,526)	32,145	(86,950)	---	1,324,121
2023	4,375,125	(3,330,496)	224,635	(753,498)	297,228	(275,682)	---	557,312
Other Named Executive Officers (Average) (8)
2025	1,042,367	(250,949)	---	---	32,388	(34,761)	---	789,045
2024	872,371	(261,333)	155,283	3,088	17,880	(30,224)	---	757,065
2023	2,294,922	(1,587,499)	116,608	(331,191)	141,674	(99,175)	---	535,339

(1) Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other named executive officers, amounts shown represent averages.

(2) Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(3) Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(4) Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(5) Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(6) Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(7) Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(8) See footnote 1 under the Pay Versus Performance table on the previous page for the named executive officers included in the average for each year.

Non-PEO NEO Average Total Compensation Amount			$ 1,042,367	$ 872,371	$ 2,294,922
Non-PEO NEO Average Compensation Actually Paid Amount			$ 789,045	757,065	535,339
Adjustment to Non-PEO NEO Compensation Footnote

Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($)(1)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(2)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(3)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(4)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(5)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(6)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(7)	Equals Compensation Actually Paid ($)
AnhCo Nguyen, Ph.D.
2025	1,068,069	---	---	166,076	---	(132,775)	---	1,101,370
2024	1,573,716	(781,650)	809,208	11,551	25,861	(51,760)	---	1,586,926
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Pascal Touchon, D.V.M.
2025	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2024	1,722,332	(716,800)	425,920	(52,526)	32,145	(86,950)	---	1,324,121
2023	4,375,125	(3,330,496)	224,635	(753,498)	297,228	(275,682)	---	557,312
Other Named Executive Officers (Average) (8)
2025	1,042,367	(250,949)	---	---	32,388	(34,761)	---	789,045
2024	872,371	(261,333)	155,283	3,088	17,880	(30,224)	---	757,065
2023	2,294,922	(1,587,499)	116,608	(331,191)	141,674	(99,175)	---	535,339

(1) Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other named executive officers, amounts shown represent averages.

(2) Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(3) Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(4) Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(5) Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(6) Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(7) Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(8) See footnote 1 under the Pay Versus Performance table on the previous page for the named executive officers included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our other NEOs, each as set forth in the table above, and our net income and TSR over the three-year period from 2023 through 2025.

Total Shareholder Return Amount			$ 22.06	3.38	3.25
Net Income (Loss)			$ 32,688,000	(85,403,000)	$ (276,126,000)
PEO Name	Dr. Nguyen	Dr. Touchon served	Dr. Nguyen		Dr. Touchon served
Fair Value of Initial Fixed Investment						$ 100,000
Dr. Touchon
Pay vs Performance Disclosure
PEO Total Compensation Amount				1,722,332	$ 4,375,125
PEO Actually Paid Compensation Amount				1,324,121	557,312
Dr. Nguyen
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,068,069	1,573,716
PEO Actually Paid Compensation Amount			1,101,370	1,586,926
PEO | Dr. Touchon | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(716,800)	(3,330,496)
PEO | Dr. Touchon | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				425,920	224,635
PEO | Dr. Touchon | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(52,526)	(753,498)
PEO | Dr. Touchon | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				32,145	297,228
PEO | Dr. Touchon | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(86,950)	(275,682)
PEO | Dr. Touchon | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Dr. Nguyen | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(781,650)
PEO | Dr. Nguyen | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	809,208
PEO | Dr. Nguyen | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			166,076	11,551
PEO | Dr. Nguyen | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	25,861
PEO | Dr. Nguyen | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(132,775)	(51,760)
PEO | Dr. Nguyen | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(250,949)	(261,333)	(1,587,499)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	155,283	116,608
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	3,088	(331,191)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			32,388	17,880	141,674
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(34,761)	(30,224)	(99,175)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0